Share Capital (Details)		12 Months Ended
	Dec. 21, 2022 shares	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2024 $ / shares shares	Nov. 06, 2023 $ / shares	Dec. 31, 2022 USD ($) shares	Oct. 14, 2022 shares	Dec. 31, 2021 shares
Share Capital [Line Items]
Number of shares outstanding		20,067,574			1,448,229		215,982
Exchange ratio of share		0.307212
Deed poll amount (in Dollars) | $
Interest rate		25.00%
Consideration amount (in Dollars) | $		$ 2,005,460
Subscribed call option notes (in Dollars) | $		5,000,000
Aggregate principal amount (in Dollars) | $		5,000,000
Cash settlement option (in Dollars) | $		$ 500,000
Warrant issued					4,758,252
Shares, par value (in Dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Dividend rate		3.00%
Preference Shares [Member]
Share Capital [Line Items]
Share issued		142,032	1,059,245
Capital reorganization		4,450,419
Exchange of shares		14,486,506
Class A Ordinary Shares [Member]
Share Capital [Line Items]
Share issued		10,092,134	521,630
Exchange of shares		24,515,133
Deed poll amount (in Dollars) | $		$ 5,000,000
Number of shares outstanding
Warrants [Member]
Share Capital [Line Items]
Warrant issued						6,165,000
Class A Ordinary Shares [Member]
Share Capital [Line Items]
Number of shares outstanding						20,067,574
Share issued		325,000
Warrant issued						6,165,000
Class A Ordinary Shares [Member] | Seed Preference Shares [Member]
Share Capital [Line Items]
Share issued					815,700
Class B Ordinary Shares [Member]
Share Capital [Line Items]
Warrant issued		632,529
Class C Warrants [Member]
Share Capital [Line Items]
Warrant issued	4,410,486					3,939,472
warrant creation						7,388,525
Additional warrants	1,203,159
Class C Ordinary Shares [Member]
Share Capital [Line Items]
Warrant issued						3,939,472
Warrant subscribed	1,203,159
Class C Ordinary Shares [Member] | Loan Note [Member]
Share Capital [Line Items]
Warrant subscribed	4,410,486
Ordinary Shares [Member]
Share Capital [Line Items]
Capital reorganization		10,254,474
Exchange of shares		33,379,256